Basis of preparation and accounting policies	6 Months Ended
Jun. 30, 2024
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of preparation and accounting policies	Note 1: Basis of preparation and accounting policies
These condensed consolidated half-year financial statements as at and for the period to 30 June 2024 have been prepared in accordance with International Accounting Standard 34 (IAS 34), Interim Financial Reporting as issued by the
International Accounting Standards Board (IASB) and comprise the results of Lloyds Bank plc (the Bank) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended
31 December 2023 which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB. Copies of the 2023 annual report on Form 20-F are available on the Lloyds Banking Group’s website.
The directors consider that it is appropriate to continue to adopt the going concern basis in preparing these condensed consolidated half-year financial statements. In reaching this assessment, the directors have taken into account the uncertainties affecting the UK economy and their potential effects upon the Group’s performance and projected funding and capital position; the impact of further stress scenarios has also been considered. On this basis, the directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.
The Group’s accounting policies are consistent with those applied by the Group in its financial statements for the year ended 31 December 2023 and there have been no changes in the Group’s methods of computation.
The IASB has issued a number of minor amendments to IFRSs that are relevant to the Group effective 1 January 2024, including IFRS 16 Lease Liability in a Sale and Leaseback, IAS 1 Non-current Liabilities with Covenants, and IAS 1
Classification of Liabilities as Current or Non-current. These amendments have not had a significant impact on the
Group.
Future accounting developments
The IASB has issued Amendments to the Classification and Measurement of Financial Instruments (IFRS 9 and IFRS 7)
which is effective 1 January 2026 and IFRS 19 Subsidiaries without Public Accountability: Disclosures which is effective
1 January 2027. Neither the amendments nor IFRS 19 are expected to have a significant impact on the Group. The IASB has also issued IFRS 18 Primary Financial Statements which is effective 1 January 2027. The standard includes no measurement changes, and the Group is currently assessing the impact of this standard on its income statement presentation.